Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at December 31,
	2024	2023
Trade payables	416,987	388,126
Employee benefits payable	22,723	24,091
Accrual and other payables	2,172,481	1,823,771
	2,612,191	2,235,988

Schedule of Aging Analysis of Trade Payables	The aging analysis of trade payables is as follows:
	As at December 31,
	2024	2023
Past due for less than 4 months	416,987	388,126
	416,987	388,126